Cover	Sep. 10, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096549
Amendment Description	1
Document Type	S-6
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2498
Global Water Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of 25 stocks derived from the S-Network Water IndexSM (the “Water Index”). The Water Index is a diversified composite index of 60 stocks active in the global water sector, comprised of (1) 30 water utilities included in the S-Network Water WorksSM sub-index (“Water Works”) and (2) 30 companies that provide water technology and water infrastructure products and services included in the S-Network Water TechSM sub-index (“Water Tech”). The Portfolio will consist of 15 Water Tech stocks and 10 Water Works stocks. Invesco Capital Markets, Inc., the Sponsor, selects the stocks for the Portfolio from among the Water Index component list as most recently made available to the Sponsor prior to the Initial Date of Deposit. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the Water Index.
The Dow Jones Total Market Portfolio Enhanced Index Strategy 20264 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio invests in stocks of domestic companies selected by applying separate uniquely specialized enhanced sector strategies[1]. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the Dow Jones U.S. Index.

Invesco Capital Markets, Inc., the Sponsor, implemented the Portfolio strategy using information available as of the close of business on August 31, 2026 (the “Selection Date”). The Portfolio strategy combines ten enhanced sector strategies: the Basic Materials Strategy, the Consumer Goods Strategy, the Consumer Services Strategy, the Energy Strategy, the Financials Strategy, the Health Care Strategy, the Industrials Strategy, the Technology Strategy, the Telecommunications Strategy and the Utilities Strategy. Please refer to “Portfolio Strategies” for details of each enhanced sector strategy. Each strategy makes up that percentage of the initial Portfolio as its respective sector makes up of the Dow Jones U.S. Index. Although each enhanced sector strategy is designed to produce a certain number of stocks, it is possible that a particular strategy could produce less. In particular, the Telecommunications Strategy produced only 3 stocks instead of 10 for this series of the Portfolio. When the Portfolio terminates you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available.

The Dow Jones U.S. Index is a widely adopted measure of the U.S. stock market. It is made up of approximately 95% of U.S. stocks, and weighted by float-adjusted market capitalization, excluding the most thinly traded securities. The Dow Jones U.S. Index is broken down into 10 sector indices including the Dow Jones U.S. Basic Materials Index, the Dow Jones U.S. Consumer Goods Index, the Dow Jones U.S. Consumer Services Index, the Dow Jones U.S. Financials Index, the Dow Jones U.S. Health Care Index, the Dow Jones U.S. Industrials Index, the Dow Jones U.S. Oil & Gas Index, the Dow Jones U.S. Technology Index, the Dow Jones U.S. Telecommunications Index and the Dow Jones U.S. Utilities Index.

__________________

1An enhanced index strategy, or in this case, an enhanced sector strategy, refers to a unit investment trust strategy, sponsored by Invesco Capital Markets, Inc., that seeks to outperform an index by investing in an objectively selected subset of stocks from the same index.